UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23620

JOHN HANCOCK GA SENIOR LOAN TRUST

(Exact name of registrant as specified in charter)

197 CLARENDON STREET, BOSTON, MA 02116 (Address of principal executive offices) (Zip code)

HEIDI KNAPP

TREASURER

197 CLARENDON STREET,

BOSTON, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 378-1870

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock GA Senior Loan Trust

Semi-Annual Report

June 30, 2026

John Hancock GA Senior Loan Trust

June 30, 2026

John Hancock GA Senior Loan Trust

Portfolio summary 6-30-26 (unaudited)

Portfolio Composition as of 6-30-26 (% of total investments)

Senior loans	97.2
Equity	0.2
Short-term investments	2.6
Percentages include unfunded loan commitments.
Top 10 Issuers as of 6-30-26 (% of total investments)
The Smilist DSO LLC	1.8
Passco Intermediate LLC	1.8
Crane Engineering Sales LLC	1.7
Kofile, Inc.	1.7
BCTS Parent LLC	1.7
Align Enta Intermediate, Inc.	1.7
Andretti Buyer LLC	1.6
LUV Car Wash Group LLC	1.6
Innovate 32 Services LLC	1.4
AC Blackpoint Acquisition, Inc.	1.3
TOTAL	16.3

Cash and short-term investments are not included.

Percentages include unfunded loan commitments.

John Hancock GA Senior Loan Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value

Senior loans (A)(B) 127.7%				$1,623,832,626
(Cost $1,634,803,139)
Consumer discretionary 20.0%				254,842,711
Distributors 2.6%
All Glass & Window Holdings, Inc., Delayed Draw Term Loan (1
month CME Term SOFR + 4.750%) (C)	8.374	03-26-31	3,658,425	3,658,425
All Glass & Window Holdings, Inc., Revolver (C)	—	03-26-31	2,197,802	2,197,802
All Glass & Window Holdings, Inc., Term Loan A (1 month CME
Term SOFR + 4.750%)	8.403	03-26-31	10,279,161	10,279,161
Eastern Communications Solutions, Inc., Revolver (C)	—	12-30-30	3,008,596	2,987,536
Eastern Communications Solutions, Inc., Term Loan A (3 month
CME Term SOFR + 5.000%)	8.732	12-30-30	13,968,370	13,870,592
Diversified consumer services 11.8%
Capital Construction LLC, 2025 3rd Amendment Term Loan (3
month CME Term SOFR + 5.750%)	9.592	10-22-26	799,259	766,489
Capital Construction LLC, 2025 Delayed Draw Term Loan A (3
month CME Term SOFR + 5.000%)	9.561	10-22-26	422,894	405,555
Capital Construction LLC, Delayed Draw Term Loan (1 month
CME Term SOFR + 5.750%)	9.470	10-22-26	5,117,766	4,907,938
Capital Construction LLC, Revolver (3 month CME Term SOFR +
5.750%) (C)	9.592	10-22-26	824,176	790,385
Capital Construction LLC, Term Loan (1 month CME Term SOFR
+ 5.750%)	9.470	10-22-26	3,775,456	3,620,662
GarageCo Intermediate II LLC, Delayed Draw Term Loan (C)	—	08-02-32	5,387,205	5,338,721
GarageCo Intermediate II LLC, Revolver (C)	—	08-02-32	1,616,162	1,601,616
GarageCo Intermediate II LLC, Term Loan (3 month CME Term
SOFR + 4.250%)	7.914	08-02-32	3,663,300	3,630,330
Impact Climate Technologies LLC, 2026 2nd Amendment Term
Loan (3 month CME Term SOFR + 6.000%)	9.791	04-04-30	4,864,753	4,752,864
Impact Climate Technologies LLC, Delayed Draw Term Loan (3
month CME Term SOFR + 6.000%)	9.809	04-04-30	1,897,916	1,854,264
Impact Climate Technologies LLC, Term Loan (3 month CME
Term SOFR + 6.000%)	9.813	04-04-30	5,361,612	5,238,295
Leap Service Partners LLC, 2025 Delayed Draw Term Loan B (3
month CME Term SOFR + 5.250%)	8.927	03-15-29	5,541,923	5,541,923
Leap Service Partners LLC, Delayed Draw Term Loan (3 month
CME Term SOFR + 5.250%)	8.937	03-15-29	5,173,494	5,173,494
Leap Service Partners LLC, Revolver (C)	—	03-15-29	1,760,836	1,760,836
Leap Service Partners LLC, Term Loan A (3 month CME Term
SOFR + 5.250%)	8.925	03-15-29	4,817,872	4,817,872
LUV Car Wash Group LLC, 2021 Delayed Draw Term Loan A (1
month CME Term SOFR + 5.250%)	9.092	06-09-28	1,859,466	1,840,871
LUV Car Wash Group LLC, 2021 Delayed Draw Term Loan B (1
month CME Term SOFR + 5.250%)	9.092	06-09-28	1,504,723	1,489,676
LUV Car Wash Group LLC, 2022 Delayed Draw Term Loan C (1
month CME Term SOFR + 5.250%)	9.092	12-09-26	5,362,669	5,309,042
LUV Car Wash Group LLC, 2025 21st Amendment Additional
Term Loan (3 month CME Term SOFR + 5.250%)	9.092	06-09-28	8,548,766	8,463,278
LUV Car Wash Group LLC, 2025 Delayed Draw Term Loan D (1
month CME Term SOFR + 5.250%) (C)	9.092	04-01-32	2,485,509	2,460,654
LUV Car Wash Group LLC, 2026 Delayed Draw Term Loan E (C)	—	06-09-28	5,443,164	5,388,732

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Consumer discretionary (continued)

Diversified consumer services (continued)
LUV Car Wash Group LLC, 2026 Revolver (1 month CME Term
SOFR + 5.250%) (C)	9.092	06-09-28	1,239,238	$1,226,846
O2B Early Education Holding, Inc., Delayed Draw Term Loan (C)	—	05-29-31	3,629,764	3,600,726
O2B Early Education Holding, Inc., Revolver (C)	—	05-29-31	1,814,882	1,800,363
O2B Early Education Holding, Inc., Term Loan A (1 month CME
Term SOFR + 4.500%)	8.144	05-29-31	5,390,200	5,347,078
P.J. Fitzpatrick LLC, Delayed Draw Term Loan (3 month CME
Term SOFR + 4.750%) (C)	8.413	08-01-31	3,333,333	3,333,333
P.J. Fitzpatrick LLC, Revolver (C)	—	08-01-31	2,500,000	2,500,000
P.J. Fitzpatrick LLC, Term Loan (3 month CME Term SOFR +
4.750%)	8.414	08-01-31	10,255,833	10,255,833
Perennial Services Group LLC, 2025 Delayed Draw Term Loan (3
month CME Term SOFR + 4.500%) (C)	8.232	12-23-32	3,814,300	3,734,200
Perennial Services Group LLC, 2025 Revolver (3 month CME
Term SOFR + 4.500%) (C)	8.232	12-23-32	848,656	830,835
Perennial Services Group LLC, 2025 Term Loan (3 month CME
Term SOFR + 4.500%)	8.232	12-23-32	5,220,297	5,110,671
Prestige Backyards LLC, Delayed Draw Term Loan (C)	—	08-07-31	4,918,033	4,657,377
Prestige Backyards LLC, Revolver (Prime rate + 4.250%) (C)	11.000	08-07-31	3,278,689	3,104,918
Prestige Backyards LLC, Term Loan A (1 month CME Term SOFR
+ 5.250%)	8.903	08-07-31	11,744,262	11,121,816
Salon Freedom LLC, Delayed Draw Term Loan (C)	—	04-07-32	5,699,088	5,642,097
Salon Freedom LLC, Revolver (C)	—	04-07-32	2,279,635	2,256,839
Salon Freedom LLC, Term Loan A (3 month CME Term SOFR +
5.000%)	8.679	04-07-32	10,232,713	10,130,386
Hotels, restaurants and leisure 3.1%
Bandon Fitness, Inc., Delayed Draw Term Loan (3 month CME
Term SOFR + 6.000%)	9.871	07-27-28	2,474,283	2,256,546
Bandon Fitness, Inc., Revolver (3 month CME Term SOFR +
6.000% and 0.500% PIK)	10.316	07-27-28	527,095	480,711
Bandon Fitness, Inc., Term Loan (3 month CME Term SOFR +
6.000% and 0.500% PIK)	10.313	07-27-28	6,621,493	6,038,801
Founders Table Holdings LLC, Delayed Draw Term Loan (C)	—	06-12-31	979,129	969,338
Founders Table Holdings LLC, Revolver (C)	—	06-12-31	979,129	959,547
Founders Table Holdings LLC, Term Loan A (1 month CME Term
SOFR + 6.250%)	9.894	06-12-31	8,790,134	8,614,332
Rocket Holdco Intermediate II LLC, Revolver (C)	—	06-17-31	1,886,792	1,883,019
Rocket Holdco Intermediate II LLC, Term Loan (3 month CME
Term SOFR + 4.500%)	8.232	06-17-31	8,069,434	8,053,295
Star Logistics & Hospitality Services LLC, Delayed Draw Term
Loan (3 month CME Term SOFR + 5.250%) (C)	8.920	06-18-29	3,781,362	3,630,107
Star Logistics & Hospitality Services LLC, Revolver (Prime rate +
4.250% and 3 month CME Term SOFR + 5.250%) (C)	9.092	06-18-29	1,264,881	1,214,286
Star Logistics & Hospitality Services LLC, Term Loan A (3 month
CME Term SOFR + 5.250%)	8.918	06-18-29	5,454,167	5,236,000
Household durables 0.6%
Simon Pearce LLC, Revolver (C)	—	10-21-30	1,160,714	1,160,714
Simon Pearce LLC, Term Loan A (3 month CME Term SOFR +
4.500%)	8.163	10-21-30	6,859,821	6,859,821

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Consumer discretionary (continued)

Leisure products 1.3%
4M Capital, Ltd., Revolver (C)	—	06-18-27	2,310,000	$2,307,690
4M Capital, Ltd., Term Loan A (3 month CME Term SOFR +
5.000%)	8.732	06-18-27	14,367,208	14,352,841
Specialty retail 0.6%
RPC TopCo, Inc., Revolver (C)	—	08-29-31	1,136,364	1,136,364
RPC TopCo, Inc., Term Loan (6 month CME Term SOFR +
4.500%)	8.346	08-29-31	6,888,968	6,888,968
Consumer staples 8.5%				108,372,242

Consumer staples distribution and retail 2.0%
PAK Quality Foods Acquisition LLC, 2026 1st Amendment
Delayed Draw Term Loan (C)	—	12-28-29	489,538	489,538
PAK Quality Foods Acquisition LLC, Delayed Draw Term Loan (1
month CME Term SOFR + 5.750%)	9.504	12-28-29	2,666,468	2,666,468
PAK Quality Foods Acquisition LLC, Revolver (1 month CME Term
SOFR + 5.750%) (C)	9.504	12-28-29	1,567,164	1,567,164
PAK Quality Foods Acquisition LLC, Term Loan (1 month CME
Term SOFR + 5.750%)	9.504	12-28-29	10,744,689	10,744,689
TruSource Foods LLC, 1st Amendment Delayed Drawn Term
Loan (C)	—	08-01-31	137,467	131,281
TruSource Foods LLC, Delayed Draw Term Loan (3 month CME
Term SOFR + 5.000%)	8.732	08-01-31	3,003,774	2,868,604
TruSource Foods LLC, Revolver (3 month CME Term SOFR +
5.000%) (C)	8.732	08-01-31	1,509,434	1,441,509
TruSource Foods LLC, Term Loan (3 month CME Term SOFR +
5.000%)	8.732	08-01-31	5,164,646	4,932,237
Food products 5.9%
City Line Distributors LLC, Delayed Draw Term Loan (3 month
CME Term SOFR + 6.000%)	9.898	08-31-28	2,446,809	2,446,809
City Line Distributors LLC, Revolver (3 month CME Term SOFR +
6.000%) (C)	9.903	08-31-28	1,042,970	1,042,970
City Line Distributors LLC, Term Loan (3 month CME Term SOFR
+ 6.000%)	9.925	08-31-28	6,085,732	6,085,732
Foodscience LLC, 2024 Delayed Draw Term Loan (3 and 6 month
CME Term SOFR + 4.750%) (C)	8.478	11-14-31	7,746,302	7,730,809
Foodscience LLC, 2024 Revolver (6 month CME Term SOFR +
4.750%) (C)	8.490	11-14-31	2,430,556	2,425,694
Foodscience LLC, 2024 Term Loan B (3 month CME Term SOFR
+ 4.750%)	8.482	11-14-31	7,182,292	7,167,927
GSF Buyer LLC, Delayed Draw Term Loan (C)	—	04-30-31	3,629,764	3,582,577
GSF Buyer LLC, Revolver (C)	—	04-30-31	1,814,882	1,791,289
GSF Buyer LLC, Term Loan A (3 month CME Term SOFR +
4.750%)	8.413	04-30-31	5,390,200	5,320,127
Hill Country Dairies, Inc., Delayed Draw Term Loan (3 month
CME Term SOFR + 4.750%) (C)	8.416	08-01-30	1,519,153	1,493,328
Hill Country Dairies, Inc., Revolver (C)	—	08-01-30	1,108,871	1,090,020
Hill Country Dairies, Inc., Term Loan A (3 month CME Term
SOFR + 4.750%)	8.416	08-01-31	4,031,023	3,962,496

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Consumer staples (continued)

Food products (continued)
Tribute Bakery Upper Intermediate LLC, Delayed Draw Term Loan
B (C)	—	03-18-31	805,153	$797,907
Tribute Bakery Upper Intermediate LLC, Revolver (C)	—	03-18-31	1,725,328	1,709,800
Tribute Bakery Upper Intermediate LLC, Term Loan A (1 month
CME Term SOFR + 4.750%)	8.394	03-18-31	20,681,005	20,494,876
Wheat Holdings LLC, Delayed Draw Term Loan (C)	—	10-15-30	2,886,598	2,849,072
Wheat Holdings LLC, Revolver (C)	—	10-15-30	1,030,928	1,017,526
Wheat Holdings LLC, Term Loan (3 month CME Term SOFR +
4.250%)	7.923	10-15-30	4,308,247	4,252,240
Household products 0.6%
Walnut Parent, Inc., 2022 2nd Amendment Incremental Term
Loan (3 month CME Term SOFR + 2.875% and 3.375% PIK)	10.063	11-09-29	2,595,202	2,231,873
Walnut Parent, Inc., Term Loan (1 month CME Term SOFR +
5.750% and 3.375% PIK)	12.869	11-09-29	7,020,558	6,037,680
Financials 3.0%				37,477,101
Capital markets 1.5%
Steward Partners Global Advisory LLC, 2025 Delayed Draw Term
Loan C (1 month CME Term SOFR + 5.000%) (C)	8.644	10-14-28	8,215,972	8,158,461
Steward Partners Global Advisory LLC, Delayed Draw Term Loan
(1 month CME Term SOFR + 4.750%)	8.644	10-14-28	4,201,661	4,172,249
Steward Partners Global Advisory LLC, Revolver (C)	—	10-14-28	2,457,480	2,440,278
Steward Partners Global Advisory LLC, Term Loan (1 month CME
Term SOFR + 5.000%)	8.644	10-14-28	4,125,000	4,096,125
Insurance 1.5%
Stellar Buyer LLC, 2025 1st Amendment Term Loan A (3 month
CME Term SOFR + 5.000%)	8.732	11-12-30	1,949,013	1,910,033
Stellar Buyer LLC, Delayed Draw Term Loan (3 month CME Term
SOFR + 5.000%) (C)	8.732	11-12-30	5,186,548	5,082,817
Stellar Buyer LLC, Revolver (C)	—	11-12-30	2,607,616	2,555,464
Stellar Buyer LLC, Term Loan A (3 month CME Term SOFR +
5.000%)	8.732	11-12-30	9,246,606	9,061,674
Health care 26.9%				342,216,811

Health care equipment and supplies 2.5%
CPC/Cirtec Holdings, Inc., 2023 USD Term Loan (3 month CME
Term SOFR + 5.000%)	8.732	01-30-29	12,093,750	12,009,094
LTC Consulting Services LLC, Revolver (C)	—	05-01-31	1,212,121	1,212,121
LTC Consulting Services LLC, Term Loan (3 month CME Term
SOFR + 4.500%)	8.182	05-01-31	18,236,364	18,236,364
Health care providers and services 24.4%
Align Enta Intermediate, Inc., 2026 Long Term Delayed Draw
Term Loan (C)	—	03-25-32	5,860,876	5,813,989
Align Enta Intermediate, Inc., 2026 Revolver (C)	—	03-25-32	1,465,219	1,453,497
Align Enta Intermediate, Inc., 2026 Short Term Delayed Draw
Term Loan (C)	—	03-25-32	2,930,438	2,906,995
Align Enta Intermediate, Inc., 2026 Term Loan (1 month CME
Term SOFR + 4.750%)	8.394	03-25-32	18,315,238	18,168,716

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Health care (continued)

Health care providers and services (continued)
ARC Health Opco LLC, Delayed Draw Term Loan (1 and 3 month
CME Term SOFR + 5.000%) (C)	8.649	10-10-30	3,424,427	$3,383,334
ARC Health Opco LLC, Revolver (C)	—	10-10-30	808,571	798,868
ARC Health Opco LLC, Term Loan A (1 month CME Term SOFR
+ 5.000%)	8.644	10-10-30	3,980,433	3,932,667
BrightView LLC, 2026 6th Amendment Delayed Draw Term Loan
A (3 month CME Term SOFR + 5.750%) (C)	9.402	12-14-29	2,448,090	2,423,609
BrightView LLC, 2026 6th Amendment Delayed Draw Term Loan
B (C)	—	12-14-29	458,539	453,954
BrightView LLC, 2026 6th Amendment Revolver (C)	—	12-14-29	334,319	330,975
BrightView LLC, 2026 6th Amendment Term Loan (1 month CME
Term SOFR + 4.750%)	8.394	12-14-29	6,742,155	6,674,733
CRH Healthcare Purchaser, Inc., Delayed Draw Term Loan (C)	—	09-17-31	1,031,536	1,019,157
CRH Healthcare Purchaser, Inc., Revolver (C)	—	09-17-31	412,614	407,663
CRH Healthcare Purchaser, Inc., Term Loan (3 month CME Term
SOFR + 5.250%)	8.994	09-17-31	4,504,716	4,450,659
Guided Practice Solutions Dental LLC, 3rd Amendment Delayed
Draw Term Loan (1 month CME Term SOFR + 6.250%)	10.008	11-24-29	4,784,079	4,784,079
Guided Practice Solutions Dental LLC, Delayed Draw Term Loan
(1 month CME Term SOFR + 6.250%)	10.008	11-24-29	3,743,056	3,743,056
Guided Practice Solutions Dental LLC, Term Loan (1 month CME
Term SOFR + 6.250%)	10.008	11-24-29	5,944,387	5,944,387
IMA Group Management Company LLC, 2023 Delayed Draw
Term Loan (3 month CME Term SOFR + 6.750%)	10.413	06-30-28	243,842	238,722
IMA Group Management Company LLC, 2023 Revolver (1 and 3
month CME Term SOFR + 6.750%) (C)	10.411	06-30-28	821,018	803,777
IMA Group Management Company LLC, 2023 Term Loan (3
month CME Term SOFR + 6.750%)	10.413	06-30-28	9,711,064	9,507,131
In Vitro Sciences LLC, 2024 Delayed Draw Term Loan (1 month
CME Term SOFR + 6.000%)	9.758	02-28-29	2,693,784	2,577,952
In Vitro Sciences LLC, 2024 Revolver (3 month CME Term SOFR
+ 6.000%) (C)	9.925	02-28-29	695,906	665,982
In Vitro Sciences LLC, 2024 Term Loan (1 month CME Term
SOFR + 6.000%)	9.758	02-28-29	10,094,993	9,660,908
Innovate 32 Services LLC, 1st Amendment Delayed Draw Term
Loan (C)	—	10-29-31	12,500,000	12,406,250
Innovate 32 Services LLC, 1st Amendment Term Loan (6 month
CME Term SOFR + 5.500%)	9.356	10-29-31	12,500,000	12,312,500
Insignia Finance Merger Sub LLC, 2023 Incremental Term Loan
(3 month CME Term SOFR + 5.500%)	9.382	12-23-27	3,037,657	2,752,118
Insignia Finance Merger Sub LLC, Revolver (3 month CME Term
SOFR + 5.500%)	9.382	12-23-27	1,683,608	1,525,349
Insignia Finance Merger Sub LLC, Term Loan (3 month CME
Term SOFR + 6.750%)	10.632	12-23-27	5,443,505	4,931,815
MWD Management LLC, Delayed Draw Term Loan (3 month CME
Term SOFR + 5.000%)	8.832	06-15-27	3,860,000	3,860,000
MWD Management LLC, Revolver (3 month CME Term SOFR +
5.000%) (C)	8.832	06-15-27	1,000,000	1,000,000
MWD Management LLC, Term Loan (3 month CME Term SOFR +
5.000%)	8.832	06-15-27	4,812,500	4,812,500

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Health care (continued)

Health care providers and services (continued)
NE Ortho Management Services LLC, 1st Amendment
Incremental Delayed Draw Term Loan (3 month CME Term
SOFR + 5.000%) (C)	8.734	12-13-30	9,318,579	$9,188,119
NE Ortho Management Services LLC, 1st Amendment
Incremental Revolver (3 month CME Term SOFR + 5.000%) (C)	8.744	12-13-30	582,411	574,257
OIS Management Services LLC, 2022 1st Lien Delayed Draw
Term Loan (3 month CME Term SOFR + 4.750%)	8.482	11-16-28	2,488,923	2,488,923
OIS Management Services LLC, 2022 1st Lien Revolver (C)	—	11-16-28	769,231	769,231
OIS Management Services LLC, 2022 Term Loan (3 month CME
Term SOFR + 4.750%)	8.482	11-16-28	6,450,000	6,450,000
OIS Management Services LLC, 2024 2nd Amendment
Incremental Delayed Draw Term Loan (3 month CME Term
SOFR + 4.750%)	8.482	11-16-28	1,957,760	1,957,760
OIS Management Services LLC, 2025 3rd Amendment
Incremental Delayed Draw Term Loan (3 month CME Term
SOFR + 4.750%)	8.482	11-16-28	1,162,695	1,162,695
Pediatric Home Respiratory Services LLC, 2024 Delayed Draw
Term Loan (C)	—	12-23-30	2,625,000	2,617,125
Pediatric Home Respiratory Services LLC, 2024 Revolver (6
month CME Term SOFR + 5.500%) (C)	9.285	12-23-30	1,458,333	1,453,958
Pediatric Home Respiratory Services LLC, 2024 Term Loan (6
month CME Term SOFR + 5.500%)	9.285	12-23-30	13,248,958	13,209,211
Premier Imaging LLC, 2021 4th Amendment Delayed Draw Term
Loan (3 month CME Term SOFR + 6.000%)	9.994	10-31-27	1,492,180	1,117,643
Premier Imaging LLC, 2021 4th Amendment Term Loan (3 month
CME Term SOFR + 6.000%)	9.994	10-31-27	5,562,418	4,166,251
Redwood MSO LLC, 2024 Delayed Draw Term Loan (1 month
CME Term SOFR + 5.750%)	9.394	12-20-29	2,281,838	2,224,792
Redwood MSO LLC, 2024 Revolver (3 month CME Term SOFR +
5.750%) (C)	9.482	12-20-29	983,146	958,567
Redwood MSO LLC, 2024 Term Loan (3 month CME Term SOFR
+ 5.750%)	9.482	12-20-29	14,009,504	13,659,266
Redwood MSO LLC, 2026 4th Amendment Term Loan (3 month
CME Term SOFR + 5.750%)	9.399	12-20-29	2,210,945	2,155,672
Refocus Management Services LLC, 2025 2nd Amendment
Delayed Draw Term Loan (3 month CME Term SOFR +
5.000%)	8.690	02-14-29	5,627,635	5,622,008
Refocus Management Services LLC, Delayed Draw Term Loan (3
month CME Term SOFR + 5.000%)	8.694	02-14-29	2,273,227	2,270,954
Refocus Management Services LLC, Revolver (C)	—	02-14-29	460,526	460,066
Refocus Management Services LLC, Term Loan (3 month CME
Term SOFR + 5.000%)	8.732	02-14-29	5,852,138	5,846,286
SGA Dental Partners OpCo LLC, 2026 Term Loan (3 month CME
Term SOFR + 6.000%)	9.664	06-13-31	25,000,000	24,499,997
Southern Orthodontic Partners Management LLC, 2025 7th
Amendment Delayed Draw Term Loan (3 month CME Term
SOFR + 4.750%) (C)	8.482	07-27-26	1,082,242	1,073,584
Southern Orthodontic Partners Management LLC, 2026 8th
Amendment Delayed Draw Term Loan (C)	—	07-27-29	3,183,440	3,157,973

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Health care (continued)

Health care providers and services (continued)
Southern Orthodontic Partners Management LLC, 2026 8th
Amendment Revolver (3 month CME Term SOFR +
4.750%) (C)	8.412	07-27-29	943,377	$935,830
Southern Orthodontic Partners Management LLC, 2026 8th
Amendment Term Loan (3 month CME Term SOFR + 4.750%)	8.482	07-27-29	17,723,989	17,582,197
The Smilist DSO LLC, 2024-1 Delayed Draw Term Loan (3 month
CME Term SOFR + 6.000%)	9.732	04-04-29	3,009,708	3,009,708
The Smilist DSO LLC, 2024-2 Delayed Draw Term Loan (3 month
CME Term SOFR + 6.000%)	9.732	04-04-29	2,417,082	2,392,911
The Smilist DSO LLC, 2024-3 Delayed Draw Term Loan (3 month
CME Term SOFR + 5.250%) (C)	8.982	04-04-29	34,878	34,878
The Smilist DSO LLC, 2026 Incremental Delayed Draw Term
Loan (C)	—	04-04-29	11,582,119	11,582,119
The Smilist DSO LLC, Revolver (1 month CME Term SOFR +
6.000%) (C)	9.644	04-04-29	1,781,464	1,781,464
The Smilist DSO LLC, Term Loan (3 month CME Term SOFR +
6.000%)	9.732	04-04-29	11,132,456	11,132,456
Wildcat Purchaser LLC, 2026 2nd Amendment Term Loan (3
month CME Term SOFR + 4.750%)	8.416	05-08-31	7,071,743	7,001,025
Wildcat Purchaser LLC, 2026 Delayed Draw Term Loan B (C)	—	05-08-31	5,923,624	5,864,388
Wildcat Purchaser LLC, Delayed Draw Term Loan (3 month CME
Term SOFR + 4.750%) (C)	8.482	05-08-31	2,499,088	2,474,097
Wildcat Purchaser LLC, Revolver (C)	—	05-08-31	833,959	825,619
Wildcat Purchaser LLC, Term Loan A (3 month CME Term SOFR
+ 4.750%)	8.482	05-08-31	5,366,525	5,312,860
Industrials 46.7%				594,319,986

Air freight and logistics 0.5%
PNB Holdings III LLC, Delayed Draw Term Loan (C)	—	09-17-30	1,875,000	1,875,000
PNB Holdings III LLC, Revolver (C)	—	09-17-30	1,250,000	1,250,000
PNB Holdings III LLC, Term Loan (3 month CME Term SOFR +
4.500%)	8.149	09-17-30	3,684,375	3,684,375
Building products 2.9%
DAWGS Intermediate Holding Company, Revolver (3 month CME
Term SOFR + 4.250% and 3 month CME Term SOFR +
4.500%) (C)	8.043	03-28-31	1,081,596	1,079,432
DAWGS Intermediate Holding Company, Term Loan A (3 month
CME Term SOFR + 4.250%)	7.982	03-28-31	4,357,749	4,349,033
Integrated Openings Solutions LLC, 2025 4th Amendment Term
Loan (3 month CME Term SOFR + 5.000%)	8.692	11-20-29	893,604	880,200
Integrated Openings Solutions LLC, 2025 5th Amendment
Additional Term Loan (3 month CME Term SOFR + 5.000%)	8.692	11-20-29	168,847	166,314
Integrated Openings Solutions LLC, 2026 6th Amendment
Delayed Draw Term Loan Tranche 3 (C)	—	11-20-29	3,948,405	3,889,179
Integrated Openings Solutions LLC, 2026 6th Amendment Term
Loan (3 month CME Term SOFR + 5.000%)	8.663	11-20-29	1,518,399	1,495,623
Integrated Openings Solutions LLC, Delayed Draw Term Loan
Tranche 1 (3 month CME Term SOFR + 5.000%)	8.692	11-20-29	6,246,208	6,152,515
Integrated Openings Solutions LLC, Revolver (3 month CME Term
SOFR + 5.000%) (C)	8.692	11-20-29	1,368,893	1,348,360

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Industrials (continued)

Building products (continued)
Vybond Buyer LLC, Delayed Draw Term Loan (C)	—	02-03-32	3,066,589	$3,035,923
Vybond Buyer LLC, Revolver (C)	—	02-03-32	2,299,942	2,276,942
Vybond Buyer LLC, Term Loan (3 month CME Term SOFR +
4.750%)	8.482	02-03-32	12,012,135	11,892,014
Commercial services and supplies 11.1%
Air Buyer, Inc., Revolver (Prime rate + 4.500%) (C)	11.250	07-23-30	617,069	510,933
Air Buyer, Inc., Term Loan (3 month CME Term SOFR + 5.500%)	9.166	07-23-30	6,062,743	5,019,951
American Combustion Industries, Inc., Delayed Draw Term Loan
A (1 month CME Term SOFR + 5.350%)	8.994	08-31-28	1,222,385	1,213,829
American Combustion Industries, Inc., Delayed Draw Term Loan
B (1 month CME Term SOFR + 5.350%) (C)	8.994	08-31-28	1,461,357	1,451,127
American Combustion Industries, Inc., Revolver (1 month CME
Term SOFR + 5.250%) (C)	8.994	08-31-28	548,729	544,888
American Combustion Industries, Inc., Term Loan (1 month CME
Term SOFR + 5.350%)	8.994	08-31-28	3,555,872	3,530,981
BCTS Parent LLC, 2025 Incremental Delayed Draw Term Loan (1
month CME Term SOFR + 4.750%)	8.394	12-26-31	5,572,975	5,517,245
BCTS Parent LLC, 2026 USD Delayed Draw Term Loan (C)	—	12-26-31	8,409,118	8,325,027
BCTS Parent LLC, 2026 USD Term Loan (1 month CME Term
SOFR + 4.750%)	8.394	12-26-31	445,189	440,737
BCTS Parent LLC, Delayed Draw Term Loan (1 month CME Term
SOFR + 4.750%)	8.382	12-26-31	4,840,837	4,792,428
BCTS Parent LLC, Revolver (C)	—	12-26-31	3,751,037	3,713,527
BCTS Parent LLC, Term Loan (3 month CME Term SOFR +
4.750%)	8.416	12-26-31	6,912,442	6,843,318
Beary Landscaping LLC, 2025 3rd Amendment Term Loan A (1
month CME Term SOFR + 5.250%)	8.875	12-21-29	619,318	611,886
Beary Landscaping LLC, 2025 4th Amendment Term Loan A (1
month CME Term SOFR + 5.250%)	8.864	12-21-29	288,219	284,760
Beary Landscaping LLC, Delayed Draw Term Loan (1 month CME
Term SOFR + 5.250%)	8.875	11-22-29	2,086,268	2,061,232
Beary Landscaping LLC, Revolver (1 month CME Term SOFR +
5.250%) (C)	8.872	11-22-29	2,112,676	2,087,324
Beary Landscaping LLC, Term Loan (1 month CME Term SOFR +
5.250%)	8.894	11-22-29	10,505,282	10,379,218
Diverzify Intermediate LLC, 2024 9th Amendment Term Loan
(11.816% PIK)	9.816	04-30-29	7,250,376	6,902,358
Diverzify Intermediate LLC, 2026 17th Amendment Roll Up
Priority Term Loan (10.000% PIK)	15.750	05-11-27	593,922	593,922
Diverzify Intermediate LLC, 2026 25th Amendment Revolver (C)	—	04-30-29	148,480	141,353
Diverzify Intermediate LLC, PIK B Note (12.000% PIK)	12.000	04-30-30	2,439,680	243,968
Identiti Resources LLC, 2025 1st Amendment Term Loan (1
month CME Term SOFR + 5.000%)	8.644	11-01-29	9,374,632	9,374,632
Identiti Resources LLC, Revolver (C)	—	11-01-29	810,937	810,937
MC Group Ventures Corp., 2021 Delayed Draw Term Loan (3
month CME Term SOFR + 5.500%)	9.274	06-30-27	2,468,185	2,423,758
MC Group Ventures Corp., 2021 Revolver (Prime rate +
4.500%) (C)	11.250	06-30-27	940,073	923,152

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Industrials (continued)

Commercial services and supplies (continued)
MC Group Ventures Corp., 2021 Term Loan (3 month CME Term
SOFR + 5.500%)	9.263	06-30-27	3,935,714	$3,864,871
MC Group Ventures Corp., 2024 Incremental Delayed Draw Term
Loan (1 month CME Term SOFR + 5.250%)	8.969	06-30-27	280,773	275,158
MC Group Ventures Corp., 2024 Incremental Term Loan (3 month
CME Term SOFR + 5.250%)	9.013	06-30-27	2,206,781	2,162,645
Renovation Systems LLC, 2024 2nd Amendment Delayed Draw
Term Loan B (3 month CME Term SOFR + 4.000%)	7.732	01-23-28	1,233,758	1,100,512
Renovation Systems LLC, 2024 2nd Amendment Revolver (Prime
rate + 5.000%) (C)	9.750	01-23-28	626,313	558,671
Renovation Systems LLC, 2024 2nd Amendment Term Loan (3
month CME Term SOFR + 4.000%)	7.732	01-23-28	13,747,456	12,262,730
Renovation Systems LLC, 2024 Delayed Draw Term Loan C (6
month CME Term SOFR + 4.000%) (C)	7.637	01-23-28	1,620,642	1,445,612
Security Services Acquisition Sub Corp., 2023 7th Amendment
Delayed Draw Term Loan (1 month CME Term SOFR +
5.750%)	9.494	09-30-27	878,920	873,646
Security Services Acquisition Sub Corp., 2023 Eighth Amendment
Delayed Draw Term Loan (1 month CME Term SOFR +
5.750%)	9.494	09-30-27	5,767,363	5,732,759
Security Services Acquisition Sub Corp., 2024 11th Amendment
Term Loan A (1 month CME Term SOFR + 5.750%)	9.494	09-30-27	2,593,517	2,577,956
Security Services Acquisition Sub Corp., 2024 12th Amendment
Term Loan A (1 month CME Term SOFR + 5.750%)	9.494	09-30-27	3,402,575	3,382,160
StartKleen Legacy Holdings LLC, Delayed Draw Term Loan (C)	—	03-14-31	3,663,004	3,663,004
StartKleen Legacy Holdings LLC, Revolver (3 month CME Term
SOFR + 4.500%) (C)	8.133	03-14-31	2,930,403	2,930,403
StartKleen Legacy Holdings LLC, Term Loan A (1 month CME
Term SOFR + 4.500%)	8.152	03-14-31	9,043,040	9,043,040
XpressMyself.com LLC, 2023 Incremental Term Loan (3 month
CME Term SOFR + 5.750%)	9.515	09-07-28	2,425,000	2,425,000
XpressMyself.com LLC, Revolver (C)	—	09-07-28	1,470,588	1,464,706
XpressMyself.com LLC, Term Loan (3 month CME Term SOFR +
5.500%)	9.261	09-07-28	8,209,559	8,176,721
Construction and engineering 2.3%
AC Titan Acquisition LLC, Delayed Draw Term Loan (C)	—	02-27-32	15,000,000	14,940,000
AC Titan Acquisition LLC, Revolver (C)	—	02-27-32	5,000,000	4,980,000
Magic Valley Electric LLC, Delayed Draw Term Loan (C)	—	04-07-31	4,360,719	4,321,472
Magic Valley Electric LLC, Revolver (C)	—	04-07-31	872,144	864,294
Magic Valley Electric LLC, Term Loan (3 month CME Term SOFR
+ 4.750%)	8.418	04-07-31	3,875,589	3,840,708
Machinery 3.2%
Lindstrom LLC, 2025 Revolver (C)	—	12-30-32	1,273,439	1,263,252
Lindstrom LLC, 2025 Term Loan (6 month CME Term SOFR +
5.500%)	9.245	12-30-32	8,605,982	8,537,134
Rapid Buyer LLC, Delayed Draw Term Loan (C)	—	10-15-30	3,418,906	3,418,906
Rapid Buyer LLC, Revolver (C)	—	10-15-30	1,709,453	1,709,453
Rapid Buyer LLC, Term Loan (6 month CME Term SOFR +
4.750%)	8.442	10-15-30	6,227,879	6,227,879

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Industrials (continued)

Machinery (continued)
Specialty Manufacturing Holdings LLC, Delayed Draw Term Loan
(C)	—	03-31-33	3,102,381	$3,071,357
Specialty Manufacturing Holdings LLC, Revolver (3 month CME
Term SOFR + 4.500%) (C)	8.240	03-31-33	1,380,952	1,367,143
Specialty Manufacturing Holdings LLC, Term Loan (3 month CME
Term SOFR + 4.500%)	8.232	03-31-33	15,678,571	15,521,786
Professional services 15.6%
CPS Holdco, Inc., Delayed Draw Term Loan A (3 month CME
Term SOFR + 4.750%)	8.406	03-28-31	3,874,780	3,839,907
CPS Holdco, Inc., Delayed Draw Term Loan B (3 month CME
Term SOFR + 4.750%) (C)	8.432	03-28-31	4,278,516	4,240,010
CPS Holdco, Inc., Revolver (C)	—	03-28-31	2,014,652	1,996,520
CPS Holdco, Inc., Term Loan (3 month CME Term SOFR +
4.750%)	8.482	03-28-31	7,514,766	7,447,134
Galloway & Company LLC, Delayed Draw Term Loan (3 month
CME Term SOFR + 4.250%) (C)	7.982	05-05-31	5,249,562	5,249,562
Galloway & Company LLC, Revolver (C)	—	05-05-31	1,751,314	1,751,314
Galloway & Company LLC, Term Loan (3 month CME Term SOFR
+ 4.250%)	7.982	05-05-31	11,443,082	11,443,082
Health Management Associates, Inc., 2023 Delayed Draw Term
Loan (3 month CME Term SOFR + 5.250%)	8.942	03-30-29	1,255,068	1,242,517
Health Management Associates, Inc., 2023 Revolver (C)	—	03-30-29	1,223,635	1,211,399
Health Management Associates, Inc., 2023 Term Loan A (3
month CME Term SOFR + 5.250%)	8.942	03-30-29	9,710,349	9,613,245
Health Management Associates, Inc., 2026 1st Amendment Term
Loan A (3 month CME Term SOFR + 5.250%)	8.961	03-30-29	8,426,532	8,342,267
Health Management Associates, Inc., 2026 Delayed Draw Term
Loan B (C)	—	03-30-29	1,345,762	1,332,304
HMN Acquirer Corp., Delayed Draw Term Loan (3 month CME
Term SOFR + 4.500%) (C)	8.232	11-05-31	1,591,435	1,591,435
HMN Acquirer Corp., Revolver (C)	—	11-05-31	954,861	954,861
HMN Acquirer Corp., Term Loan (3 month CME Term SOFR +
4.500%)	8.232	11-05-31	4,263,773	4,263,773
Kofile, Inc., 2026 7th Amendment Delayed Draw Term Loan (3
month CME Term SOFR + 4.500%) (C)	8.179	12-31-28	12,621,131	12,545,404
Kofile, Inc., 2026 7th Amendment Revolver (3 month CME Term
SOFR + 4.500%) (C)	8.240	12-31-28	2,500,000	2,485,000
Kofile, Inc., 2026 7th Amendment Term Loan A (3 month CME
Term SOFR + 4.500%)	8.232	12-31-28	14,837,813	14,748,786
Management Consulting & Research LLC, 2022 1st Amendment
Delayed Draw Term Loan (3 month CME Term SOFR +
4.750%)	8.482	08-16-27	2,668,679	2,663,341
Management Consulting & Research LLC, 2025 5th Amendment
Delayed Draw Term Loan (3 month CME Term SOFR +
4.750%) (C)	8.482	08-16-27	10,210,388	10,189,967
Management Consulting & Research LLC, Revolver (Prime rate +
3.750%) (C)	10.500	08-16-27	909,498	907,679
Management Consulting & Research LLC, Term Loan (3 month
CME Term SOFR + 4.750%)	8.482	08-16-27	6,055,179	6,043,069
Markon LLC, 2026 Delayed Draw Term Loan (C)	—	11-05-30	16,406,250	16,110,938

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Industrials (continued)

Professional services (continued)
Markon LLC, Term Loan (3 month CME Term SOFR + 5.250%)	8.908	11-05-30	6,890,055	$6,766,034
Passco Intermediate LLC, Delayed Draw Term Loan (C)	—	06-04-32	20,000,000	19,900,000
Passco Intermediate LLC, Revolver (C)	—	06-04-32	2,000,000	1,980,000
Passco Intermediate LLC, Term Loan (3 month CME Term SOFR
+ 4.500%)	8.157	06-04-32	8,000,000	7,920,000
Purple Cow Buyer LLC, Delayed Draw Term Loan (3 month CME
Term SOFR + 5.000%) (C)	8.699	11-05-30	1,503,231	1,485,192
Purple Cow Buyer LLC, Revolver (3 month CME Term SOFR +
5.000%) (C)	8.648	11-05-30	401,317	396,501
Purple Cow Buyer LLC, Term Loan (3 month CME Term SOFR +
5.000%)	8.648	11-05-30	2,371,784	2,343,323
Rome Borrower LLC, Delayed Draw Term Loan (3 month CME
Term SOFR + 4.250%) (C)	7.982	01-14-33	3,217,934	3,182,536
Rome Borrower LLC, Revolver (C)	—	01-14-33	1,087,303	1,075,343
Rome Borrower LLC, Term Loan (3 month CME Term SOFR +
4.250%)	7.982	01-14-33	4,022,417	3,978,171
ToxStrategies LLC, Closing Date Term Loan (3 month CME Term
SOFR + 4.750%)	8.482	11-12-31	7,322,149	7,322,149
ToxStrategies LLC, Delayed Draw Term Loan (3 month CME Term
SOFR + 4.750%) (C)	8.482	11-12-31	1,794,718	1,794,718
ToxStrategies LLC, Revolver (C)	—	11-12-31	840,336	840,336
WeLocalize, Inc., 2019 Delayed Draw Term Loan (6 month CME
Term SOFR + 5.250%)	9.196	06-01-27	1,051,644	1,041,127
WeLocalize, Inc., 2021 Revolver (Prime rate + 4.250%, 1 week
SOFR + 5.000%, 3 month CME Term SOFR + 5.000%, and 1,
3, and 6 month CME Term SOFR + 5.250%) (C)	9.062	06-01-27	878,327	869,544
WeLocalize, Inc., 2021 Term Loan A (6 month CME Term SOFR +
5.250%)	9.082	06-01-27	4,143,611	4,102,174
WeLocalize, Inc., Incremental Term Loan (1 month CME Term
SOFR + 5.250%)	8.894	06-01-27	3,152,903	3,121,374
Trading companies and distributors 11.1%
Crane Engineering Sales LLC, 2025 1st Amendment Delayed
Draw Term Loan (3 month CME Term SOFR + 4.750%)	8.482	08-27-29	1,768,898	1,761,822
Crane Engineering Sales LLC, 2025 1st Amendment Incremental
Term Loan (3 month CME Term SOFR + 4.750%)	8.482	08-27-29	640,404	637,842
Crane Engineering Sales LLC, 2026 2nd Amendment Delayed
Draw Term Loan (C)	—	08-27-29	7,898,829	7,867,234
Crane Engineering Sales LLC, 2026 2nd Amendment Incremental
Term Loan (3 month CME Term SOFR + 4.750%)	8.482	08-27-29	4,727,449	4,708,540
Crane Engineering Sales LLC, Delayed Draw Term Loan (3 month
CME Term SOFR + 4.750%)	8.482	08-27-29	5,873,678	5,850,183
Crane Engineering Sales LLC, Revolver (C)	—	08-27-29	2,197,400	2,188,610
Crane Engineering Sales LLC, Term Loan (3 month CME Term
SOFR + 4.750%)	8.482	08-27-29	6,807,500	6,780,270
Genuine Cable Group LLC, 2022 3rd Amendment Incremental
Term Loan (1 month CME Term SOFR + 5.250%)	8.994	11-02-26	9,625,000	9,586,500
Genuine Cable Group LLC, 2026 5th Amendment Incremental
Term Loan (1 month CME Term SOFR + 5.250%)	8.994	05-03-27	13,065,827	13,013,563
Krayden Holdings, Inc., Delayed Draw Term Loan A (3 month
CME Term SOFR + 4.750%)	8.482	03-01-29	1,469,531	1,462,184

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Industrials (continued)

Trading companies and distributors (continued)
Krayden Holdings, Inc., Delayed Draw Term Loan B (3 month
CME Term SOFR + 4.750%)	8.482	03-01-29	1,469,531	$1,462,184
Krayden Holdings, Inc., Revolver (3 and 6 month CME Term
SOFR + 4.750%) (C)	8.534	03-01-29	1,562,500	1,554,688
Krayden Holdings, Inc., Term Loan A (3 month CME Term SOFR
+ 4.750%)	8.482	03-01-29	7,709,766	7,671,217
M&D Midco, Inc., 2024 1st Amendment Delayed Draw Term Loan
(3 month CME Term SOFR + 6.000%)	9.816	08-31-28	5,017,014	4,871,521
M&D Midco, Inc., 2024 3rd Amendment Delayed Draw Term Loan
(C)	—	08-31-28	833,926	809,742
M&D Midco, Inc., 2024 3rd Amendment Term Loan (3 month CME
Term SOFR + 6.000%)	9.816	08-31-28	1,163,674	1,129,928
M&D Midco, Inc., Delayed Draw Term Loan (3 month CME Term
SOFR + 6.000%)	9.816	08-31-28	2,230,264	2,165,586
M&D Midco, Inc., Revolver (1 and 3 month CME Term SOFR +
6.000%) (C)	9.795	08-31-28	1,563,752	1,518,403
M&D Midco, Inc., Term Loan (3 month CME Term SOFR +
6.000%)	9.816	08-31-28	6,313,647	6,130,551
SBP Holding LP, 2023 1st Lien Delayed Draw Term Loan (1
month CME Term SOFR + 6.250%)	9.894	12-24-29	1,426,210	1,403,390
SBP Holding LP, 2023 Revolver (1 and 6 month CME Term SOFR
+ 6.250%) (C)	9.894	12-24-29	1,451,613	1,428,387
SBP Holding LP, 2023 Term Loan (1 month CME Term SOFR +
6.250%)	9.894	12-24-29	11,854,839	11,665,161
SurfacePrep Buyer LLC, 2025 Incremental Delayed Draw Term
Loan (3 and 6 month CME Term SOFR + 4.750%) (C)	8.402	02-04-30	1,234,921	1,227,511
SurfacePrep Buyer LLC, Delayed Draw Term Loan (6 month CME
Term SOFR + 4.750%)	8.462	02-04-30	1,959,573	1,947,816
SurfacePrep Buyer LLC, Revolver (6 month CME Term SOFR +
4.750%) (C)	8.369	02-04-30	1,986,301	1,974,384
SurfacePrep Buyer LLC, Term Loan (6 month CME Term SOFR +
4.750%)	8.369	02-04-30	10,316,849	10,254,948
WWEC Holdings III Corp., 2024 Incremental Delayed Draw Term
Loan (3 month CME Term SOFR + 5.250%)	8.982	10-03-28	829,358	829,358
WWEC Holdings III Corp., Delayed Draw Term Loan (3 month
CME Term SOFR + 5.250%)	8.982	10-03-28	1,513,975	1,513,975
WWEC Holdings III Corp., Revolver (C)	—	10-03-28	2,166,827	2,166,827
WWEC Holdings III Corp., Term Loan (3 month CME Term SOFR
+ 5.250%)	8.982	10-03-28	6,934,783	6,934,783
Xenon Arc, Inc., 2024-1 Term Loan (3 month CME Term SOFR +
5.750%)	9.522	12-20-28	17,150,000	16,841,300
Xenon Arc, Inc., 2025-1 Term Loan (3 month CME Term SOFR +
6.000%)	9.832	12-20-28	2,555,156	2,509,163
Information technology 16.5%				209,611,201
IT services 9.4%
AC Blackpoint Acquisition, Inc., 2025 1st Amendment Delayed
Draw Term Loan C (3 month CME Term SOFR + 5.000%)	8.661	12-31-30	719,424	705,036
AC Blackpoint Acquisition, Inc., 2025 1st Amendment Delayed
Draw Term Loan D (3 month CME Term SOFR + 5.000%) (C)	8.661	12-31-30	719,424	705,036

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Information technology (continued)

IT services (continued)
AC Blackpoint Acquisition, Inc., 2025 1st Amendment Delayed
Draw Term Loan E (C)	—	12-31-30	719,424	$705,036
AC Blackpoint Acquisition, Inc., 2026 Delayed Draw Term Loan F
(C)	—	12-31-30	2,412,823	2,364,567
AC Blackpoint Acquisition, Inc., 2026 Delayed Draw Term Loan G
(C)	—	12-31-30	2,412,823	2,364,567
AC Blackpoint Acquisition, Inc., Delayed Draw Term Loan A (3
month CME Term SOFR + 5.000%)	8.732	12-31-30	2,929,025	2,870,445
AC Blackpoint Acquisition, Inc., Delayed Draw Term Loan B (3
month CME Term SOFR + 5.000%)	8.708	12-31-30	2,942,929	2,884,070
AC Blackpoint Acquisition, Inc., Revolver (C)	—	12-31-30	2,086,257	2,044,532
AC Blackpoint Acquisition, Inc., Term Loan (3 month CME Term
SOFR + 5.000%)	8.732	12-31-30	9,495,233	9,305,328
AIDC IntermediateCo LLC, Term Loan (1 month CME Term SOFR
+ 5.500%)	9.144	07-22-27	9,650,000	9,592,100
Cyber Advisors LLC, Delayed Draw Term Loan (C)	—	03-12-32	6,648,936	6,582,447
Cyber Advisors LLC, Revolver (C)	—	03-12-32	1,773,050	1,755,319
Cyber Advisors LLC, Term Loan (3 month CME Term SOFR +
4.750%)	8.374	03-12-32	7,516,622	7,441,456
Hy-Tek Opco LLC, Revovler (1 month CME Term SOFR +
5.500%) (C)	9.144	09-19-28	896,781	884,226
Hy-Tek Opco LLC, Term Loan (3 month CME Term SOFR +
5.500%)	9.232	09-19-28	4,717,290	4,651,248
Jetson Buyer, Inc., Revolver (Prime rate + 4.500%) (C)	11.250	04-09-30	720,941	720,941
Jetson Buyer, Inc., Term Loan (3 month CME Term SOFR +
5.500%)	9.232	04-09-30	4,168,478	4,168,478
Magna5 MS LLC, Delayed Draw Term Loan A (C)	—	02-02-32	1,223,802	1,214,012
Magna5 MS LLC, Delayed Draw Term Loan B (C)	—	02-02-32	1,223,802	1,214,012
Magna5 MS LLC, Delayed Draw Term Loan C (C)	—	02-02-32	1,223,802	1,214,012
Magna5 MS LLC, Delayed Draw Term Loan D (C)	—	02-02-32	1,223,802	1,214,012
Magna5 MS LLC, Revolver (3 month CME Term SOFR +
4.500%) (C)	8.232	02-02-32	1,841,317	1,826,587
Magna5 MS LLC, Term Loan (3 month CME Term SOFR +
4.500%)	8.232	02-02-32	9,676,347	9,598,937
Nxgen Buyer, Inc., 2021 Term Loan (1 month CME Term SOFR +
4.750%)	8.394	11-01-27	2,148,256	2,139,663
Nxgen Buyer, Inc., 2025 12th Amendment Incremental Term Loan
(1 month CME Term SOFR + 4.750%)	8.394	11-01-27	727,017	724,109
Nxgen Buyer, Inc., Term Loan (1 month CME Term SOFR +
4.750%)	8.394	11-01-27	4,710,327	4,691,486
OptConnect Management LLC, 11th Amendment Delayed Draw
Term Loan A (3 month CME Term SOFR + 4.750%) (C)	8.394	09-30-28	1,813,499	1,791,737
OptConnect Management LLC, 11th Amendment Delayed Draw
Term Loan B (C)	—	09-30-28	1,813,499	1,791,737
OptConnect Management LLC, 11th Amendment Revolver (1
month CME Term SOFR + 4.750%) (C)	8.394	11-22-28	414,514	409,540
OptConnect Management LLC, 11th Amendment Term Loan A (1
month CME Term SOFR + 4.750%)	8.394	09-30-28	8,826,990	8,721,067
Palmetto Technology Group LLC, 2026 Delayed Draw Term Loan
D (C)	—	01-03-29	11,574,074	11,458,333

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Information technology (continued)

IT services (continued)
Palmetto Technology Group LLC, 2026 Term Loan (1 month CME
Term SOFR + 5.250%)	8.894	01-03-29	11,574,074	$11,458,333
Software 7.1%
Andretti Buyer LLC, 2026 Delayed Draw Term Loan (C)	—	01-28-33	1,924,722	1,901,625
Andretti Buyer LLC, 2026 Revolver (C)	—	01-28-33	1,924,722	1,901,625
Andretti Buyer LLC, 2026 Term Loan B (3 month CME Term
SOFR + 4.500%)	8.232	01-28-33	23,038,922	22,762,455
Chime Merger Sub LLC, Revolver (C)	—	10-11-32	523,122	510,567
Chime Merger Sub LLC, Term Loan (3 month CME Term SOFR +
4.750%)	8.482	10-11-32	4,435,421	4,328,971
QM Buyer, Inc., Delayed Draw Term Loan (3 month CME Term
SOFR + 4.750%) (C)	8.482	12-06-30	3,888,889	3,838,333
QM Buyer, Inc., Revolver (C)	—	12-06-30	1,944,444	1,919,167
QM Buyer, Inc., Term Loan (3 month CME Term SOFR + 4.750%)	8.482	12-06-30	11,491,667	11,342,275
Trimech Acquisition Corp., 2025 3rd Amendment Term Loan (3
month CME Term SOFR + 4.750%)	8.482	03-10-28	2,617,254	2,617,254
Trimech Acquisition Corp., 2026 4th Amendment Delayed Draw
Term Loan (C)	—	03-10-28	4,552,603	4,552,603
Trimech Acquisition Corp., 2026 4th Amendment Term Loan (3
month CME Term SOFR + 4.750%)	8.482	03-10-28	4,541,222	4,541,222
Trimech Acquisition Corp., Revolver (C)	—	03-10-28	1,315,303	1,315,303
Trimech Acquisition Corp., Term Loan (3 month CME Term SOFR
+ 4.750%)	8.482	03-10-28	8,315,132	8,315,132
Yeager Buyer LLC, Delayed Draw Term Loan (C)	—	02-04-32	5,555,556	5,488,836
Yeager Buyer LLC, Revolver (C)	—	02-04-32	2,777,778	2,744,418
Yeager Buyer LLC, Term Loan A (3 month CME Term SOFR +
4.750%)	8.482	02-04-32	12,468,750	12,319,006
Materials 6.1%				76,992,574

Chemicals 5.4%
Chemtron Supply LLC, Delayed Draw Term Loan (3 month CME
Term SOFR + 4.750%)	8.446	03-02-29	4,078,125	4,074,047
Chemtron Supply LLC, Revolver (C)	—	03-02-29	2,083,333	2,081,250
Chemtron Supply LLC, Term Loan (3 month CME Term SOFR +
4.750%)	8.482	03-02-29	6,035,365	6,029,329
Chroma Color Corp., Delayed Draw Term Loan (3 month CME
Term SOFR + 4.250%)	7.982	04-23-29	2,052,083	2,050,031
Chroma Color Corp., Revolver (C)	—	04-21-29	833,333	832,500
Chroma Color Corp., Term Loan (3 month CME Term SOFR +
4.250%)	7.913	04-23-29	9,295,833	9,286,538
Matrix US Bidco, Inc., Delayed Draw Term Loan (C)	—	03-23-33	6,661,346	6,601,394
Matrix US Bidco, Inc., Revolver (C)	—	03-23-33	2,664,539	2,640,558
Matrix US Bidco, Inc., Term Loan (1 month CME Term SOFR +
4.500%)	8.144	03-23-33	14,447,430	14,317,403
Seawolf Buyer LLC, Delayed Draw Term Loan (C)	—	08-08-31	2,450,980	2,446,078
Seawolf Buyer LLC, Revolver (C)	—	08-08-31	2,450,980	2,446,078
Seawolf Buyer LLC, Term Loan (3 month CME Term SOFR +
5.000%)	8.648	08-08-31	14,984,804	14,954,834

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

	Rate (%) Maturity date		Par value^	Value
Materials (continued)

Paper and forest products 0.7%
I.D. Images Acquisition LLC, Incremental Term Loan 5 (1 month
CME Term SOFR + 5.500%)	9.144	12-31-28	9,260,315	$9,232,534
			Shares/Units	Value

Equity (A) 0.3%				$4,138,980
(Cost $5,582,305)
Consumer discretionary 0.1%				1,302,673
Diversified consumer services 0.1%
P.J. Fitzpatrick LLC			6,667	917,767
Hotels, restaurants and leisure 0.0%
Rocket Group Holdings LLC, Class A Units (D)			283,019	384,906
Consumer staples 0.0%				273,374
Food products 0.0%
GSF Group Holdings LP, Class A-2 Units (D)			363	273,374
Financials 0.0%				218,919

Insurance 0.0%
Stellar Parent LLC, Class A Units			322	218,919
Industrials 0.0%				537,322

Machinery 0.0%
Rapid Aggregator LLC (D)			365	312,267
Professional services 0.0%
CPS Investors LP, Class A Units (D)			2,747	225,055
Information technology 0.1%				725,353

IT services 0.1%
AC BlackPoint Holdings LLC, Class A-1 Units (D)			507	725,353
Materials 0.1%				1,081,339

Containers and packaging 0.1%
Comar Aggregator Company LLC, Class A Units			2,782	1,081,339
		Yield (%)	Shares	Value

Short-term investments 3.4%				$42,789,394
(Cost $42,789,394)
Short-term funds 3.4%				42,789,394

State Street Institutional U.S. Government Money Market Fund, Premier Class		3.5748(E)	42,789,394	42,789,394

Total investments (Cost $1,683,174,838) 131.4%				$1,670,761,000

Less unfunded loan commitments (31.9%)				(405,080,228)

Net investments (Cost $1,278,094,610) 99.5%				$1,265,680,772

Other assets and liabilities, net 0.5%				6,245,148

Total net assets 100.0%				$1,271,925,920

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated portfolio of investments 6-30-26 (unaudited)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

CME	CME Group Published Rates
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash.
Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate

(A)Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

(B)Senior loans are variable rate obligations which generally pay interest rates that are periodically redetermined by reference to a base lending rate and spread, which are both subject to change. The rate shown represents the rate at period end.

(C)Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread of the funded portion, if any. No interest rate is determined for unfunded positions. See Note 2 for more information.

(D)Non-income producing security.

(E)The rate shown is the annualized seven-day yield as of 6-30-26.

At 6-30-26, the aggregate cost of investments for federal income tax purposes was $1,278,348,755. Net unrealized depreciation aggregated to $12,667,983, of which $5,452,005 related to gross unrealized appreciation and $18,119,988 related to gross unrealized depreciation.

The accompanying consolidated notes are an integral part of the consolidated financial statements.

Consolidated financial statements John Hancock GA Senior Loan Trust

Consolidated statement of assets and liabilities 6-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,278,094,610)	$1,265,680,772
Prepaid Investment	13,975,620
Dividends and interest receivable	6,926,903
Receivable for fund shares issued	30,000,000
Receivable for investments sold	166,847
Other assets	23,175
Total assets	1,316,773,317

Liabilities
Due to custodian	3,926,502
Line of credit payable	15,000,000
Distributions payable	21,219,000
Payable for investments purchased	40,834
Payable to affiliates
Investment management fees	1,699,979
Performance fees	2,413,681
Accounting and legal services fees	76,064
Other liabilities and accrued expenses	471,337
Total liabilities	44,847,397
Net assets	$1,271,925,920

Net assets consist of
Paid-in capital	$1,279,676,783
Total distributable earnings (loss)	(7,750,863)
Net assets	$1,271,925,920
Net asset value per share
Based on 78,943,258 shares of beneficial interest outstanding - unlimited number of shares authorized with no
par value	$16.11

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated statement of operations for the six months ended 6-30-26 (unaudited)

Investment income
Dividends	$903,467
Interest	53,509,112
Total investment income	54,412,579

Expenses
Investment management fees	3,131,785
Performance fees	4,454,964
Interest expense	17,548
Accounting and legal services fees	156,511
Transfer agent fees	19,023
Trustees’ fees	52,839
Custodian fees	226,642
Professional fees	251,453
Other	387,910
Total expenses	8,698,675
Net investment income	45,713,904

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	496,886
496,886
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(8,194,723)
(8,194,723)
Net realized and unrealized loss	(7,697,837)
Increase in net assets from operations	$38,016,067

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated statements of changes in net assets

	Six months	Year ended
	ended 6-30-26	12-31-25
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$45,713,904	$74,517,838
Net realized gain	496,886	618,201
Change in net unrealized appreciation (depreciation)	(8,194,723)	(4,204,417)
Increase in net assets resulting from operations	38,016,067	70,931,622
Distributions to shareholders
From net investment income and net realized gain	(37,802,038)	(75,878,444)
Total distributions	(37,802,038)	(75,878,444)
Fund share transactions
Fund shares issued	305,000,000	242,000,000
Total increase	305,214,029	237,053,178

Net assets
Beginning of period	966,711,891	729,658,713
End of period	$1,271,925,920	$966,711,891

Share activity
Shares outstanding
Beginning of period	60,085,074	45,169,880
Shares issued	18,858,184	14,915,194
End of period	78,943,258	60,085,074

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated statement of cash flows for the six months ended 6-30-26 (unaudited)

Cash flows from operating activities

Net increase in net assets from operations	$38,016,067
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(382,516,050)
Long-term investments sold	97,890,521
Net purchases and sales in short-term investments	(23,476,435)
Net amortization of premium (discount)	(2,216,927)
(Increase) Decrease in assets:
Prepaid investment	(13,975,620)
Dividends and interest receivable	(1,029,943)
Other assets	(23,175)
Increase (Decrease) in liabilities:
Payable to affiliates	706,198
Other liabilities and accrued expenses	(7,376)
Net change in unrealized (appreciation) depreciation on:
Unaffiliated investments	8,194,723
Net realized (gain) loss on:
Unaffiliated investments	(496,886)
Net cash used in operating activities	$(278,934,903)

Cash flows provided by (used in) financing activities
Distributions to shareholders	$(41,325,456)
Increase (Decrease) in due to custodian	3,926,502
Borrowings from credit facility agreement	15,000,000
Fund shares issued	290,000,000
Net cash flows provided by financing activities	$267,601,046
Net decrease in cash	$(11,333,857)
Cash at beginning of period	$11,333,857
Cash at end of period	$—
Cash paid for interest	$(17,548)

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Consolidated financial highlights

Period ended	6-30-261	12-31-25	12-31-24	12-31-23	12-31-22	12-31-21

Per share operating
performance
Net asset value, beginning of
period	$16.09	$16.15	$16.08	$15.91	$16.17	$20.18
Net investment income2	0.64	1.40	1.59	1.55	1.09	0.79
Net realized and unrealized
gain (loss) on investments	(0.11)	(0.08)	(0.01)	0.18	(0.48)	0.13
Total from investment
operations	0.53	1.32	1.58	1.73	0.61	0.92
Less distributions
From net investment income	(0.51)	(1.38)	(1.51)	(1.52)	(0.86)	(1.15)
From net realized gain	—	—	—	(0.04)	(0.01)	(0.04)
From tax return of capital	—	—	—	—	—	(3.74)
Total distributions	(0.51)	(1.38)	(1.51)	(1.56)	(0.87)	(4.93)
Net asset value, end of period	$16.11	$16.09	$16.15	$16.08	$15.91	$16.17
Total return (%)	3.503	8.38	10.19	11.18	3.97	5.15
Ratios and supplemental data
Net assets, end of period (in
millions)	$1,272	$967	$730	$506	$417	$219
Ratios (as a percentage of
average net assets):
Expenses	1.534,5	1.715	1.865	2.005	1.345	1.545
Net investment income	8.034	8.60	9.73	9.55	6.83	4.32
Portfolio turnover (%)	7	7	15	31	23	37

1Six months ended 6-30-26. Unaudited.

2Based on average daily shares outstanding.

3Not annualized.

4Annualized.

5Includes performance fees expense of 0.78%, 0.91%, 1.05%, 1.18%, 0.45% and 0.50% for the periods ended 6-30-26, 12-31-25, 12-31-24, 12-31-23, 12-31-22 and 12-31-21, respectively.

The accompanying consolidated notes are an integral part of the consolidated financial statements.

John Hancock GA Senior Loan Trust

Notes to financial statements 6-30-26 (unaudited)

1. Organization

John Hancock GA Senior Loan Trust (the fund) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a closed-end management investment company. The investment objective of the fund is to generate current income.

The fund is only offered to “accredited investors” within the meaning of Regulation D under the Securities Act of 1933, as amended (the 1933 Act), non-U.S. investors within the meaning of Regulation S under the 1933 Act, and other investors eligible to invest in a private placement.

Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock GA Senior Loan Trust Subsidiary Trust LLC (the subsidiary), which was incorporated on October 10, 2024, and is a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Manulife Investment Management Private Markets (US) LLC (the Advisor). As of June 30, 2026, the net assets of the subsidiary were $5,807,121 representing 0.46% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The consolidated fund’s investments include positions of the fund and the subsidiary.

2. Significant accounting policies

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification (ASC) of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in senior loans. The Advisor, assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor, as the fund’s valuation designee, and adopted by the Board of Trustees. In connection with that determination, portfolio valuations are prepared in accordance with the Advisor’s valuation policy using valuation obtained from independent valuation firms and/or proprietary models.

Valuation techniques include discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. For senior loans, the fund uses valuations from independent valuation firms, which are based on models developed from recognized US GAAP valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.

John Hancock GA Senior Loan Trust

Notes to financial statements 6-30-26 (unaudited)

The Pricing Committee engages in oversight activities with respect to pricing vendors, which includes, among other things, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors. Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.

Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

Senior loan investments are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of senior loan investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the independent valuation firm believes that a third-party market participant would take into account in pricing a transaction. Senior loan investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.

Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.

Equity investments that do not have a counterparty trading in public market will be fair valued as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. Private equities rely primarily on the use of significant unobservable inputs, which require significant judgment and, accordingly, are classified as Level 3.

Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

John Hancock GA Senior Loan Trust

Notes to financial statements 6-30-26 (unaudited)

The following is a summary of the values by input classification of the consolidated fund’s investments as of June 30, 2026 by major security category or type:

			Level 2	Level 3
	Total		Significant	Significant
	value at	Level 1	observable	unobservable
	6-30-26	quoted price	inputs	inputs
Investments in securities:
Assets
Senior loans (less unfunded loan commitments)	$1,218,752,398	—	—	$1,218,752,398
Equity	4,138,980	—	—	4,138,980
Short-term investments	42,789,394	$42,789,394	—	—
Total investments in securities	$1,265,680,772	$42,789,394	—	$1,222,891,378

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.

	Senior loans	Equity	Total
Balance as of 12-31-25	$940,088,147	$3,935,878	$944,024,025
Purchases	382,897,501	54,473	382,951,974
Sales	(98,048,629)	—	(98,048,629)
Realized gain (loss)	496,886	—	496,886
Net amortization of (premium) discount	1,661,845	—	1,661,845
Change in unrealized appreciation (depreciation)	(8,343,352)	148,629	(8,194,723)
Balance as of 6-30-26	$1,218,752,398	$4,138,980	$1,222,891,378
Change in unrealized appreciation (depreciation) at period end1	$(9,398,076)	$148,629	$(9,249,447)

1Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Consolidated statement of operations.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:

	Fair Value		Significant
	at 6-30-26	Valuation Technique	Unobservable Inputs	Input/ Range		Input Weighted Average*

Senior Loans	$1,136,149,194	Discounted cash flow	Discount rate	7.79%	- 17.69%	9.98%
	71,291,576	Recent Transaction	Transaction price	$98.00 - $99.50		$98.45
	11,311,628	Market comparable	EV / LTM EBITDA Mutiple	8.00x	- 12.00x	10.19x

	$1,218,752,398
Equity	$3,920,061	Market Comparable	EV / LTM EBITDA Mutiple	8.75x	- 13.00x	10.59x
	218,919	Market comparable	EV / NCY EBITDA Mutiple	9.00x		9.00x

	$4,138,980

Total $1,222,891,378

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.

A change to unobservable inputs of the fund’s Level 3 securities as of June 30, 2026 could have resulted in changes to the fair value measurement, as follows:

John Hancock GA Senior Loan Trust

Notes to financial statements 6-30-26 (unaudited)

	Impact to Valuation	Impact to Valuation
Significant Unobservable Input	if input had increased	if input had decreased

Discount rate	Decrease	Increase
EV / LTM EBITDA	Increase	Decrease
EV / NCY EBITDA	Increase	Decrease
Transaction price	Increase	Decrease

Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.

Senior loans. The fund invests in senior loans. Senior loans include first and second lien term loans, delayed draw term loans, and revolving credit facilities. The fund will only invest in loans and commitments that are determined to be below investment-grade. The fund’s investment policies are based on credit quality at the time of purchase. Credit quality is determined by the Advisor. The fund may invest in loans with a maturity of up to nine years from the closing date of the loan. The Advisor typically expects to employ a buy-and-hold strategy. The fund may invest in loans either by transacting directly at the initial funding date or acquiring loans in secondary market transactions. The fund may invest in loans secured by substantially all of the assets of the borrower and the other loan parties, subject to customary exceptions, including a pledge of the equity of the borrower and its subsidiaries.

The fund may be subject to greater levels of credit risk, call (or prepayment) risk, settlement risk and liquidity risk than funds that do not invest in senior loans. Senior loans are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate and a senior loan may lose significant value before a default occurs. The fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior loans. In addition, the senior loans in which the fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively less liquid relative to markets for other more liquid fixed income securities. Consequently, transactions in senior loans may involve greater costs than transactions in more actively traded securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular or no trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments. These factors may result in the fund being unable to realize full value for the senior loans and/or may result in the fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to the fund. Senior loans may have extended trade settlement periods which may result in cash not being immediately available to the fund. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the fund may have to reinvest the proceeds in other senior loans or similar instruments that may pay lower interest rates. Senior loans in which the fund invests may or may not be collateralized, although the loans may not be fully collateralized and the collateral may be unavailable or insufficient to meet the obligations of the borrower. The fund may have limited rights to exercise remedies against such collateral or a borrower, and loan agreements may impose certain procedures that delay receipt of the proceeds of collateral or require the fund to act collectively with other creditors to exercise its

John Hancock GA Senior Loan Trust

Notes to financial statements 6-30-26 (unaudited)

rights with respect to a senior loan. Because of the risks involved in investing in senior loans, an investment in the fund should be considered speculative. Junior loans, which are secured and unsecured subordinated loans, second lien loans and subordinate bridge loans, involve a higher degree of overall risk than senior loans of the same borrower due to the junior loan’s lower place in the borrower’s capital structure and, in some cases, their unsecured status.

The fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a bank or other lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender. Unfunded loan commitments are marked to market in accordance with the fund’s valuation policies. Any related unrealized appreciation (depreciation) on unfunded commitments is included in unaffiliated investments, at value in the Consolidated statement of assets and liabilities and change in net unrealized appreciation (depreciation) in the Consolidated statement of operations. As of June 30, 2026, the fund had the following unfunded commitments outstanding.

Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
4M Capital, Ltd.	—	$2,310,000	$7,335
AC Blackpoint Acquisition, Inc.	$6,134,998	2,086,257	(106,492)
AC Titan Acquisition LLC	15,000,000	5,000,000	38,157
Air Buyer, Inc.	—	203,125	(32,012)
Align Enta Intermediate, Inc.	8,791,314	1,465,219	(25,975)
All Glass & Window Holdings,	1,831,502	2,197,802	37,066
Inc.
American Combustion	1,053,560	91,455	(1,578)
Industries, Inc.
Andretti Buyer LLC	1,924,722	1,924,722	(19,012)
ARC Health Opco LLC	2,386,901	808,571	(4,051)
BCTS Parent LLC	8,409,118	3,751,037	(34,817)
Beary Landscaping LLC	—	464,789	(194)
BrightView LLC	1,063,761	334,319	(10,256)
Capital Construction LLC	—	588,697	(23,178)
Chemtron Supply LLC	—	2,083,333	26,221
Chime Merger Sub LLC	—	523,122	(7,854)
Chroma Color Corp.	—	833,333	11,047
City Line Distributors LLC	—	903,908	11,416
CPS Holdco, Inc.	3,757,326	2,014,652	(5,466)
Crane Engineering Sales LLC	7,898,829	2,197,400	18,711
CRH Healthcare Purchaser, Inc.	1,031,536	412,614	(9,238)
Cyber Advisors LLC	6,648,936	1,773,050	(35,741)
DAWGS Intermediate Holding	—	938,825	5,927
Company
Diverzify Intermediate LLC	—	148,480	(7,127)
Eastern Communications	—	3,008,596	12,957
Solutions, Inc.
Foodscience LLC	5,201,389	2,138,889	40,263
Founders Table Holdings LLC	979,129	979,129	(298)
Galloway & Company LLC	3,502,627	1,751,313	42,668
GarageCo Intermediate II LLC	5,387,205	1,616,162	(25,406)
GSF Buyer LLC	3,629,764	1,814,882	(26,700)

John Hancock GA Senior Loan Trust

Notes to financial statements 6-30-26 (unaudited)

Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Health Management	1,345,762	1,223,635	(4,905)
Associates, Inc.
Hill Country Dairies, Inc.	1,330,645	1,108,871	(21,400)
HMN Acquirer Corp.	1,161,748	954,861	17,715
Hy-Tek Opco LLC	—	672,585	(5,480)
Identiti Resources LLC	—	810,937	6,652
IMA Group Management	—	82,102	(808)
Company LLC
In Vitro Sciences LLC	—	417,544	(14,583)
Innovate 32 Services LLC	12,500,000	—	(326)
Integrated Openings	3,948,405	821,336	(33,002)
Solutions LLC
Jetson Buyer, Inc.	—	605,590	3,840
Kofile, Inc.	7,640,165	2,000,000	(32,898)
Krayden Holdings, Inc.	—	900,000	7,710
Leap Service Partners LLC	—	1,760,836	16,842
Lindstrom LLC	—	1,273,439	7,574
LTC Consulting Services LLC	—	1,212,121	9,804
LUV Car Wash Group LLC	5,468,164	991,391	(19,440)
M&D Midco, Inc.	833,926	431,257	(30,820)
Magic Valley Electric LLC	4,360,719	872,144	15,719
Magna5 MS LLC	4,895,208	1,350,299	(14,525)
Management Consulting &	2,012,887	572,647	1,972
Research LLC
Markon LLC	16,406,250	—	(143,474)
Matrix US Bidco, Inc.	6,661,346	2,664,539	(26,263)
MC Group Ventures Corp.	—	241,733	(3,485)
MWD Management LLC	—	800,000	3,116
NE Ortho Management	6,697,729	465,929	(65,795)
Services LLC
O2B Early Education Holding,	3,629,764	1,814,882	(13,732)
Inc.
OIS Management Services LLC	—	769,231	7,740
OptConnect Management LLC	2,590,713	207,257	(20,740)
P.J. Fitzpatrick LLC	1,416,667	2,500,000	40,946
PAK Quality Foods	489,538	895,522	21,287
Acquisition LLC
Palmetto Technology	11,574,074	—	(2,702)
Group LLC
Passco Intermediate LLC	20,000,000	2,000,000	(1,434)
Pediatric Home Respiratory	2,625,000	1,166,667	(1,782)
Services LLC
Perennial Services Group LLC	1,957,567	594,059	(39,007)
PNB Holdings III LLC	1,875,000	1,250,000	24,173
Prestige Backyards LLC	4,918,033	3,081,967	(321,477)
Purple Cow Buyer LLC	1,080,546	315,034	(1,445)
QM Buyer, Inc.	2,479,167	1,944,444	(22,037)
Rapid Buyer LLC	3,418,906	1,709,453	36,956
Redwood MSO LLC	—	813,101	(8,964)
Refocus Management	—	460,526	5,648
Services LLC
Renovation Systems LLC	607,972	250,525	(86,954)

John Hancock GA Senior Loan Trust

Notes to financial statements 6-30-26 (unaudited)

Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Rocket Holdco Intermediate	—	1,886,792	15,802
II LLC
Rome Borrower LLC	2,413,450	1,087,303	(16,887)
RPC TopCo, Inc.	—	1,136,364	12,657
Salon Freedom LLC	5,699,088	2,279,635	(30,447)
SBP Holding LP	—	150,726	(423)
Seawolf Buyer LLC	2,450,980	2,450,980	37,297
Simon Pearce LLC	—	1,160,714	10,474
Southern Orthodontic Partners	3,856,031	723,256	(18,216)
Management LLC
Specialty Manufacturing	3,102,381	1,277,381	(16,508)
Holdings LLC
Star Logistics & Hospitality	2,909,226	189,732	(104,018)
Services LLC
StartKleen Legacy	3,663,004	2,197,802	39,710
Holdings LLC
Stellar Buyer LLC	2,433,775	2,607,616	(58,806)
Steward Partners Global	222,244	2,457,480	1,573
Advisory LLC
SurfacePrep Buyer LLC	177,319	1,738,014	12,389
The Smilist DSO LLC	11,585,567	616,660	88,983
ToxStrategies LLC	600,240	840,336	10,220
Tribute Bakery Upper	805,153	1,725,328	1,107
Intermediate LLC
Trimech Acquisition Corp.	4,552,603	1,315,303	15,521
TruSource Foods LLC	137,467	792,453	(29,877)
Vybond Buyer LLC	3,066,589	2,299,942	(7,460)
WeLocalize, Inc.	—	87,833	(879)
Wheat Holdings LLC	2,886,598	1,030,928	(29,632)
Wildcat Purchaser LLC	6,732,564	833,959	(33,991)
WWEC Holdings III Corp.	—	2,166,827	23,059
XpressMyself.com LLC	—	1,470,588	(454)
Yeager Buyer LLC	5,555,556	2,777,778	(21,861)
Total	$281,408,353	$123,671,875	($934,078)

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft. Overdrafts at period end are presented under the caption Due to custodian in the Consolidated statement of assets and liabilities.

John Hancock GA Senior Loan Trust

Notes to financial statements 6-30-26 (unaudited)

Line of credit. The fund has entered into a revolving promissory note agreement with John Hancock Funding Company, LLC (JH Funding) and a Line of Credit agreement with John Hancock Life Insurance Company (JHUSA). The aggregate outstanding borrowings under the agreements with both JHUSA and JH Funding for the fund will not exceed $500 million. Prior to January 30, 2026, the Line of Credit agreement was $350 million. Any borrowings will be first drawn from JHUSA up to $50 million, subject to certain conditions as specified in the agreement; otherwise, the borrowings will be drawn from JH Funding. There were no upfront fees or commitment fees paid by the fund in connection with these line of credit agreements. The borrowings under these agreements are designed to be short-term and will not be used for investment leverage.

Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Consolidated statement of cash flows. A Consolidated statement of cash flows is presented when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Consolidated statement of cash flows. The cash amount shown in the Consolidated statement of cash flows is the amount included in the fund’s Consolidated statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of December 31, 2025, the fund has a long-term capital loss carryforward of $1,920,493 available to offset future net realized capital gains. This carryforward does not expire.

As of December 31, 2025, the fund had no uncertain tax positions that would require consolidated financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable.

3. Guarantees and indemnifications

Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

John Hancock GA Senior Loan Trust

Notes to financial statements 6-30-26 (unaudited)

4. Fees and transactions with affiliates

The Advisor serves as investment advisor for the fund. The fund does not have a principal underwriter. The fund has entered into a Placement Agency Agreement with John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, to offer to sell shares of the fund. The Advisor is an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC) and the Distributor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays an annual fee rate of 0.55% of average net assets, accrued daily and paid quarterly in arrears. Effective March 1, 2026, the Advisor has a subadvisory agreement with Comvest Credit Advisors LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Performance fee. The fund has an agreement with the Advisor under which the fund pays a performance fee at an annual rate of 10% of the fund’s net profits, if any, over the high water mark (as defined below) provided that the performance fee shall be due only if (and, to the extent necessary, shall be reduced by an amount so that), after deducting such performance fee the fund’s net profits as of the end of the applicable quarter will at least equal a defined preferred return (as defined below). For the purposes of calculating the performance fee, net profits will be determined by taking into account net realized gain or loss (including realized gain that has been distributed to shareholders during a fiscal quarter and net of fund expenses, including the management fee) and the net change in unrealized appreciation or depreciation of securities positions, as well as dividends, interest and other income. No performance fee will be payable for any fiscal quarter unless losses and depreciation from prior fiscal quarters (the “cumulative loss”) have been recovered by the fund, which is referred to as a “high water mark” calculation. The cumulative loss to be recovered before payment of performance fees will be reduced in the event of withdrawals by shareholders. The Advisor is under no obligation to repay any performance fees previously paid by the fund. Thus, the payment of performance fee for a fiscal quarter will not be reversed by the subsequent decline of the fund’s net asset value in any subsequent fiscal quarter.

The preferred return as of the end of the applicable fiscal quarter is an amount equal to (a) 1.25% (the “preferred return rate”) multiplied by (b) the fund’s net asset value as of the beginning of the fiscal quarter, adjusted to reflect additions to the fund’s net asset value resulting from new share purchases during the fiscal quarter and reductions to the fund resulting from withdrawals by, or distributions to, shareholders during the fiscal quarter (the “preferred return base”). The performance fee is accrued monthly and paid quarterly.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended June 30, 2026, amounted to an annual rate of 0.03% of the fund’s average net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.

Co-investment. Pursuant to an Exemptive Order issued by the SEC, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Advisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. For example, the Advisor makes an independent determination of the appropriateness of the investment for the fund. Also, a “required majority” (as defined in the 1940 Act) of the fund’s independent trustees make

John Hancock GA Senior Loan Trust

Notes to financial statements 6-30-26 (unaudited)

certain conclusions in connection with a co-investment transaction as set forth in the order, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and shareholders and do not involve overreaching by the fund or shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the six months ended June 30, 2026, commitments entered into by the fund pursuant to the exemptive order amounted to $549,766,877, including unfunded commitments of $229,726,237.

5. Fund share transactions

Affiliates of the fund owned 100% of shares of the fund on June 30, 2026.

6. Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $382,396,891 and $98,048,627, respectively, for the six months ended June 30, 2026.

7. Segment reporting

The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Consolidated statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Consolidated statement of operations, which includes “Increase (decrease) in net assets from operations”, Consolidated statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Consolidated financial highlights, which includes total return and income and expense ratios.

John Hancock GA Senior Loan Trust

Investment objective, principal investment strategies, and principal risks (unaudited)

Investment Objective

The fund’s investment objective is to generate current income.

Principal Investment Strategies

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in senior loans. Senior loans include first and second lien term loans, delayed draw term loans, and revolving credit facilities. The fund may also make investments and acquire securities in connection with senior loans, including equity co-investments. Equity co-investments in which the fund may invest are typically small investments in a direct or indirect parent company of the borrower. Senior loans do not include commercial mortgage loans (including subordinated real estate mezzanine financing). The fund will only invest in loans and commitments that are determined to be below investment-grade, also called junk bonds (i.e., fixed-income securities rated Ba or lower by Moody’s Investors Service, Inc. or BB or lower by S&P Global Ratings or Fitch Ratings, as applicable, at the time of investment, or determined by a manager to be of comparable quality to securities so rated). The fund’s investment policies are based on credit quality at the time of purchase. Credit quality is determined by the Advisor. The fund may invest in loans with a maturity of up to nine years from the closing date of the loan. The Advisor typically expects to employ a buy-and-hold strategy. The fund may invest in loans either by transacting directly at the initial funding date or acquiring loans in secondary market transactions.

The fund may invest in loans secured by substantially all of the assets of the borrower and the other loan parties (subject to customary exceptions), including a pledge of the equity of the borrower and its subsidiaries. While real property is not a primary source of collateral, occasionally mortgages are part of the collateral package if the borrower owns particularly valuable real property. The fund may also invest in subordinated debt obligations to the extent permitted by the fund’s investment restrictions.

The Advisor undertakes a comprehensive due diligence process, which includes a credit review and internal loan rating process as well as review of loan terms and collateral. The Advisor does not intend to cause the fund to borrow money or leverage its investments for the purpose of funding investments, other than in instances of short-term liquidity needs, and paying fund expenses.

The fund’s investments may also include original-issue-discount instruments and contractual “payment-in-kind,” or PIK, interest arrangements.

Principal Risks

An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.

The fund’s main risks are listed below in alphabetical order, not in order of importance.

Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Delayed funding loans and revolving credit facilities risk. Delayed funding loans and revolving credit facilities may have the effect of requiring the fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

John Hancock GA Senior Loan Trust

Investment objective, principal investment strategies, and principal risks (unaudited)

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Financial Institutions could suffer losses as interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed.

Changes in a security’s credit quality may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.

Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.

Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal repurchase requests. Widespread selling of fixed-income securities during periods of reduced demand may adversely impact the price or salability of such securities.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Senior loans risk. Senior loans may be comparatively less liquid relative to markets for other more liquid fixed income securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments. Senior loans may have extended trade settlement periods which may result in cash not being immediately available. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the fund may have to reinvest the proceeds in other senior loans or similar instruments that may pay lower interest rates. Senior loans in which the fund invests may or may not be collateralized, although the loans may not be fully collateralized and the collateral may be unavailable or insufficient to meet the obligations of the borrower. The fund may have limited rights to exercise remedies against such collateral or a borrower, and loan agreements may impose certain procedures that delay receipt of the proceeds of collateral or require the fund to act collectively with other creditors to exercise its rights with respect to a senior loan.

John Hancock GA Senior Loan Trust

Investment objective, principal investment strategies, and principal risks (unaudited)

Subordinated liens on collateral risk. Certain debt investments that the fund may make will be secured on a second priority basis by the same collateral securing senior secured debt of such companies. The first priority liens on the collateral will secure the fund’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the fund under the agreements governing the debt. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the fund is so entitled. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral.

John Hancock GA Senior Loan Trust

Board considerations (unaudited)

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Subadvisory Agreements

At a meeting held on December 17, 2025, the Board of Trustees (the Board) of the John Hancock Senior Loan Trust (the fund), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), considered and approved a subadvisory agreement between Manulife Investment Management Private Markets (US) LLC (the Advisor) and Comvest Credit Advisors, LLC (the Subadvisor) with respect to the fund (the Subadvisory Agreement). The Independent Trustees also met separately with counsel to the Independent Trustees to evaluate and discuss the information presented.

On December 17, 2025, the Board subsequently considered and approved an amendment to the Subadvisory Agreement (“Amended Subadvisory Agreement”) between the fund and the Subadvisor which added an additional breakpoint to the subadvisory fee approved under the Subadvisory Agreement (the Amended Subadvisory Agreement, together with the Subadvisory Agreement, the Subadvisory Agreements).

In considering the approval of the Subadvisory Agreements, with respect to the fund, the Board received in advance of the meetings a variety of materials relating to the fund and the Subadvisor, including (but not limited to) comparative performance for a peer group of similar funds, fee and expense information for a peer group of similar funds, performance information for applicable benchmark indices relative to similar funds; and, with respect to the Subadvisor, comparative performance information and fee information for similarly managed accounts, as applicable. The information received and considered by the Board in connection with the October 22, 2025 and December 17, 2025 meetings and throughout the year was both written and oral.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the fund and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Subadvisory Agreements and discussed the proposed Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(a)information relating to the Subadvisor’s business;

(b)the performance of comparable funds, as applicable, managed by the key members of the proposed portfolio management team and the experience of the Subadvisor’s affiliates in managing similar strategies;

(c)the proposed subadvisory fee for the fund, including breakpoints under the Subadvisory Agreement and Amended Subadvisory Agreement; and

(d)information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor, including the affiliation between the Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisor, the Board noted that the key members of the portfolio management team managing the fund currently manage a similar strategy overseen by the Board. The Board received and reviewed information provided by the Subadvisor, including the Subadvisor’s Form ADV. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as

John Hancock GA Senior Loan Trust

Board considerations (unaudited)

information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who will provide services to the fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities will include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also considered information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreements will be paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreements with the Subadvisor.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or other management services in connection with financial products sponsored by the Advisor or its affiliates. The Board also considered any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements. In particular, the Board noted that the Advisor is newly affiliated with the Subadvisor.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees.The Board considered that the fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor.

Subadvisor performance. The Board noted that it reviews at its regularly scheduled meetings information about the performance of other funds managed by the Advisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s ability to monitor subadvisor performance.

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1)the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the fund;

John Hancock GA Senior Loan Trust

Board considerations (unaudited)

(2)the Subadvisor provided performance information for a composite of comparable accounts over various time periods;

(3)the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreements; and

(4)that the subadvisory fees will be paid by the Advisor not the fund.

***

Based on the Board’s evaluation of all factors that the Board deemed to be material, including but not limited to those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Subadvisory Agreements would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreements.

John Hancock GA Senior Loan Trust

More information

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 1.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. Information included in Item 1, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Item is not applicable at this time.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)Item is not applicable at this time

(b)Item is not applicable at this time

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock GA Senior Loan Trust

By:	/s/ Ian Roke
------------------------------
Ian Roke
President,
Principal Executive Officer
Date:	August 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ian Roke
------------------------------
Ian Roke
President,
Principal Executive Officer
Date:	August 18, 2026
By:	/s/ Heidi Knapp
---------------------------
Heidi Knapp
Treasurer and Chief Financial Officer,
Principal Financial Officer
Date:	August 18, 2026